OTHER INTANGIBLE ASSETS, NET - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
OTHER INTANGIBLE ASSETS, NET
Amortization of Intangible Assets	$ 3,041	$ 3,184	$ 2,517